Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial assets:
Derivative financial instruments	¥ 3,885,271	¥ 4,063,982
Available-for-sale financial assets	20,122,616	17,900,518
Financial liabilities:
Derivative financial instruments	3,498,016	3,889,694
Others	6,691,042	7,201,137
At fair value [member]
Financial assets:
Derivative financial instruments	3,886,964	4,063,982
Available-for-sale financial assets	20,231,498	17,900,518
Financial liabilities:
Derivative financial instruments	3,503,987	3,889,694
Others	7,492	23,251
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,072,654	2,315,237
Financial liabilities:
Derivative financial instruments	1,978,433	2,205,604
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,724,401	1,666,327
Financial liabilities:
Derivative financial instruments	1,406,792	1,588,044
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	71,344	60,395
Financial liabilities:
Derivative financial instruments	105,349	77,197
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	12,049	10,344
Financial liabilities:
Derivative financial instruments	8,465	8,358
At fair value [member] | Equity instruments [member]
Financial assets:
Available-for-sale financial assets	5,948,792	5,776,748
At fair value [member] | Debt instruments [member]
Financial assets:
Available-for-sale financial assets	3,350,757	2,932,833
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	6,561	4,082
Available-for-sale financial assets	844,506	836,778
Financial liabilities:
Derivative financial instruments	436	21
Others	833	(303)
At fair value [member] | Level 3 [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments		2
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	14	22
Financial liabilities:
Derivative financial instruments	14	21
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	1,880	1,327
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	4,667	2,731
Financial liabilities:
Derivative financial instruments	422
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	18,057	14,286
Available-for-sale financial assets	844,352	836,252
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	10,143	12,053
Available-for-sale financial assets	¥ 154	¥ 526
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate volatility		4.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	10.00%	9.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	17.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	11.00%	20.00%
Equity to equity correlation	45.00%	44.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	52.00%	49.00%
Equity to equity correlation	94.00%	93.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	48.00%	49.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
EV/EBITDA multiple	8.7	8.1
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	8.3	10.3
Liquidity discount	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	19.5	30.2
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	12.00%	16.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	25.00%	26.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	42.00%	20.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	51.00%	51.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.3	0.3
Price/Earnings multiple	11.7	8.7
EV/EBITDA multiple	5.4	5.0
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	2.4	2.0
Price/Earnings multiple	31.4	42.6
EV/EBITDA multiple	16.8	14.8
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Debt instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	8.00%	9.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	10.00%	9.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	17.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	20.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	23.00%	24.00%
Equity to equity correlation	45.00%	44.00%
Interest rate to interest rate correlation	31.00%	14.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	38.00%	64.00%
Equity to equity correlation	94.00%	93.00%
Interest rate to interest rate correlation	100.00%	100.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%